Fair value option	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair value option
Fair value option

We elected fair value as an alternative measurement for selected financial assets and financial liabilities.

The following table presents the assets and liabilities, by type, of consolidated investment management funds recorded at fair value.

Assets and liabilities of consolidated investment management funds, at fair value
	Dec. 31, 2016	Dec. 31, 2015
(in millions)
Assets of consolidated investment management funds:
Trading assets	$979	$1,228
Other assets	252	173
Total assets of consolidated investment management funds	$1,231	$1,401
Liabilities of consolidated investment management funds:
Trading liabilities	$282	$229
Other liabilities	33	17
Total liabilities of consolidated investment management funds	$315	$246

BNY Mellon values the assets and liabilities of its consolidated asset management funds using quoted prices for identical assets or liabilities in active markets or observable inputs such as quoted prices for similar assets or liabilities. Quoted prices for either identical or similar assets or liabilities in inactive markets may also be used. Accordingly, fair value best reflects the interests BNY Mellon holds in the economic performance of the consolidated asset management funds. Changes in the value of the assets and liabilities are recorded in the income statement as investment income of consolidated investment management funds and in the interest of investment management fund note holders, respectively.

We elected the fair value option on $419 million of loans at Dec. 31, 2015 with a fair value of $422 million. The loans were valued using observable market inputs to discount expected loan cash flows and are included in Level 2 of the valuation hierarchy. There were no loans for which the fair value option was elected at Dec. 31, 2016.

We have elected the fair value option on $240 million of long-term debt. The fair value of this long-term debt was $363 million at Dec. 31, 2016 and $359 million at Dec. 31, 2015. The long-term debt is valued using observable market inputs and is included in Level 2 of the valuation hierarchy.

The following table presents the changes in fair value of the loans and long-term debt and the location of the changes in the consolidated income statement.

Impact of changes in fair value in the income statement (a)
	Year ended Dec. 31,
(in millions)	2016	2015	2014
Loans:
Investment and other income	$12	$3	$—
Long-term debt:
Foreign exchange and other trading revenue (losses)	$(4)	$(12)	$(26)

(a)	The changes in fair value of the loans and long-term debt are approximately offset by economic hedges included in foreign exchange and other trading revenue.